Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Templeton) (1)	Summary Compensation Table Total for PEO (Ilan) (1)	Compensation Actually Paid to PEO (Templeton) (3)	Compensation Actually Paid to PEO (Ilan) (3)		Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)		Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Operating Profit (millions)
									Total TSR (7)	S&P IT Index Total TSR (7)
2025	—	$22,669,509	—	$17,392,255	(4)	$7,582,112	$5,350,969	(5)	$121.78	$258.38	$5,001	$6,023
2024	—	$19,061,519	—	$25,002,997		$7,769,108	$10,830,173		$127.47	$208.30	$4,799	$5,465
2023	$20,892,318	$16,199,037	$23,224,692	$16,399,282		$7,164,737	$7,393,056		$112.67	$152.48	$6,510	$7,331
2022	$21,629,586	—	$11,834,806	—		$7,959,226	$5,118,822		$105.90	$96.60	$8,749	$10,140
2021	$19,195,411	—	$37,422,531	—		$6,903,311	$11,327,790		$117.54	$134.53	$7,769	$8,960

Company Selected Measure Name			Operating profit
Named Executive Officers, Footnote
(1)Mr. Ilan served as the company’s principal executive officer (PEO) for 2025 and 2024. During 2023, Messrs. Ilan and Templeton each served for a period of time as the company’s PEO, and Mr. Templeton was the company’s PEO for the entirety of 2022 and 2021. Compensation for the PEO reflects the amounts reported in the summary compensation table for Messrs. Ilan and Templeton for the corresponding years in which each served as the company’s PEO.
			The remaining non-PEO named executive officers for the applicable period are Haviv Ilan (2021-2022), Rafael Lizardi (2021-2025), Richard Templeton (2024-2025), Hagop Kozanian (2021-2025), Amichai Ron (2023-2025) and Kyle Flessner (2021-2023). Compensation for our non-PEO named executive officers reflects the amounts reported in the summary compensation table for the respective years.
Adjustment To PEO Compensation, Footnote
(4)Adjustments to total compensation for 2025 as reported in the summary compensation table consist of (i) $18,000,088 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (ii) $15,895,658 increase based on the fair value of equity awards granted in 2025 that remained outstanding and unvested as of December 31, 2025; (iii) $3,854,787 decrease for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2025, determined based on the change in fair value of such awards from December 31, 2024, to December 31, 2025; (iv) $170,548 decrease for awards granted in prior fiscal years that vested in 2025, determined based on the change in fair value of such awards from December 31, 2024, to the vest date; and (v) $852,511 increase based on dividend equivalents paid on unvested RSUs in 2025.

Non-PEO NEO Average Total Compensation Amount			$ 7,582,112	$ 7,769,108	$ 7,164,737	$ 7,959,226	$ 6,903,311
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,350,969	10,830,173	7,393,056	5,118,822	11,327,790
Adjustment to Non-PEO NEO Compensation Footnote			Adjustments to the non-PEO named executive officers’ average total compensation for 2025 as reported in the summary compensation table consist of (i) $5,625,181 deduction for the average amount reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (ii) $4,967,535 increase based on the average fair value of equity awards granted in 2025 that remained outstanding and unvested as of December 31, 2025; (iii) $2,025,499 decrease for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2025, determined based on the average change in fair value of such awards from December 31, 2024, to December 31, 2025; (iv) $131,019 decrease for awards granted in prior fiscal years that vested in 2025, determined based on the average change in fair value of such awards from December 31, 2024, to the vest date; and (v) $583,021 increase based on the average amount of dividend equivalents paid on unvested RSUs in 2025.
Equity Valuation Assumption Difference, Footnote			Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. We estimate the fair values for non-qualified stock options using the Black-Scholes-Merton option-pricing model. The assumptions used for purposes of calculating fair values of options as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of options, except that we determine expected lives of options based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest date or fiscal year-end date, and the risk-free interest rate is based on the Treasury Constant Maturity rate closest to the remaining expected life, as of the vest date or fiscal year-end date.
Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid to the PEO decreased year over year by $7,610,742, or 30%, in 2025, and increased by $1,778,305, or 8%, and $11,389,886, or 96%, in 2024 and 2023, respectively, and decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-PEO named executive officers decreased year over year by $5,479,204, or 51%, in 2025, and increased by $3,437,117, or 46%, and $2,274,234, or 44%, in 2024 and 2023, respectively, and decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 21.8%. Net income increased year over year by $202 million, or 4%, in 2025, and decreased by $1.71 billion, or 26%, and $2.24 billion, or 26%, in 2024 and 2023, respectively, and increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit increased year over year by $558 million, or 10%, in 2025, and decreased year over year by $1.87 billion, or 25%, and $2.81 billion, or 28%, in 2024 and 2023, respectively, and increased year over year by $1.18 billion, or 13%, in 2022.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Net Income
Compensation actually paid to the PEO decreased year over year by $7,610,742, or 30%, in 2025, and increased by $1,778,305, or 8%, and $11,389,886, or 96%, in 2024 and 2023, respectively, and decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-PEO named executive officers decreased year over year by $5,479,204, or 51%, in 2025, and increased by $3,437,117, or 46%, and $2,274,234, or 44%, in 2024 and 2023, respectively, and decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 21.8%. Net income increased year over year by $202 million, or 4%, in 2025, and decreased by $1.71 billion, or 26%, and $2.24 billion, or 26%, in 2024 and 2023, respectively, and increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit increased year over year by $558 million, or 10%, in 2025, and decreased year over year by $1.87 billion, or 25%, and $2.81 billion, or 28%, in 2024 and 2023, respectively, and increased year over year by $1.18 billion, or 13%, in 2022.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Company Selected Measure
Compensation actually paid to the PEO decreased year over year by $7,610,742, or 30%, in 2025, and increased by $1,778,305, or 8%, and $11,389,886, or 96%, in 2024 and 2023, respectively, and decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-PEO named executive officers decreased year over year by $5,479,204, or 51%, in 2025, and increased by $3,437,117, or 46%, and $2,274,234, or 44%, in 2024 and 2023, respectively, and decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 21.8%. Net income increased year over year by $202 million, or 4%, in 2025, and decreased by $1.71 billion, or 26%, and $2.24 billion, or 26%, in 2024 and 2023, respectively, and increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit increased year over year by $558 million, or 10%, in 2025, and decreased year over year by $1.87 billion, or 25%, and $2.81 billion, or 28%, in 2024 and 2023, respectively, and increased year over year by $1.18 billion, or 13%, in 2022.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Total Shareholder Return Vs Peer Group			The company’s cumulative TSR of 21.8% for the five-year period ending December 31, 2025, was lower than the S&P Information Technology Index return for the same period of 158.4%.
Tabular List, Table

Revenue growth: total TI
Operating profit
Operating profit margin
Total shareholder return

Total Shareholder Return Amount			$ 121.78	127.47	112.67	105.90	117.54
Peer Group Total Shareholder Return Amount			258.38	208.30	152.48	96.60	134.53
Net Income (Loss)			$ 5,001,000,000	$ 4,799,000,000	$ 6,510,000,000	$ 8,749,000,000	$ 7,769,000,000
Company Selected Measure Amount			6,023,000,000	5,465,000,000	7,331,000,000	10,140,000,000	8,960,000,000
Additional 402(v) Disclosure			TSR represents the cumulative TSR for the company and the S&P Information Technology index over a five-year period beginning December 31, 2020, as of the years ended 2025, 2024, 2023, 2022 and 2021. TSR data is obtained from Research Data Group, Inc. (RDG).
Measure:: 1
Pay vs Performance Disclosure
Name			Operating profit
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue growth: total TI
Measure:: 3
Pay vs Performance Disclosure
Name			Operating profit margin
Measure:: 4
Pay vs Performance Disclosure
Name			Total shareholder return
Ilan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,669,509	$ 19,061,519	$ 16,199,037
PEO Actually Paid Compensation Amount			$ 17,392,255	$ 25,002,997	16,399,282
PEO Name		Mr. Ilan	Mr. Ilan	Mr. Ilan
Templeton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					20,892,318	$ 21,629,586	$ 19,195,411
PEO Actually Paid Compensation Amount					$ 23,224,692	$ 11,834,806	$ 37,422,531
PEO Name	Mr. Templeton				Mr. Templeton	Mr. Templeton	Mr. Templeton
PEO | Ilan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (18,000,088)
PEO | Ilan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,895,658
PEO | Ilan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,854,787)
PEO | Ilan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(170,548)
PEO | Ilan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			852,511
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,625,181)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,967,535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,025,499)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(131,019)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 583,021